Note 16 - Basic and Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.　BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share for the three years ended March 31, 2013, 2014 and 2015 is as follows:

	Thousands of Yen
	2013	2014	2015
Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥5,300,654	¥4,442,237	¥3,322,081

	Number of Shares
	2013	2014	2015
Denominator:
Weighted-average common shares outstanding―basic	40,536,800	44,306,680	45,942,291
Dilutive effect of stock options	35,800	54,403	72,446
Weighted-average common shares outstanding―diluted	40,572,600	44,361,083	46,014,737

	Yen
	2013	2014	2015

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥130.76	¥100.26	¥72.31

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥130.65	¥100.14	¥72.20

Note: Figures shown above are retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.